United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Quarter ended 02/28/14

Item 1. Schedule of Investments

Federated Total Return Bond Fund
Portfolio of Investments
February 28, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—45.4%
		Basic Industry - Chemicals—0.6%
$2,050,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$2,654,586
500,000		DuPont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	554,556
2,350,000		Ecolab, Inc., Sr. Unsecd. Note, 2.375%, 12/8/2014	2,386,430
5,080,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	5,296,774
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	4,091,202
300,000		Praxair, Inc., 3.25%, 9/15/2015	312,698
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	1,943,235
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	2,015,260
6,090,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	6,959,408
5,000,000	[1,2]	RPM International, Inc., Sr. Unsecd. Note, 6.70%, 11/1/2015	5,400,590
861,000		Rohm & Haas Co., 6.00%, 9/15/2017	986,901
2,900,000		Sherwin-Williams Co., 3.125%, 12/15/2014	2,960,694
		TOTAL	35,562,334
		Basic Industry - Metals & Mining—2.7%
650,000		Alcan, Inc., 5.00%, 6/1/2015	684,109
500,000		Alcoa, Inc., 5.87%, 2/23/2022	534,050
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,533,868
7,540,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	7,953,516
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	970,202
5,610,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	6,883,403
7,500,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	7,654,140
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,245,248
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	3,858,861
9,730,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	10,739,487
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	3,421,625
4,400,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	4,724,500
3,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	3,547,500
4,515,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	4,610,944
3,000,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	3,629,496
4,115,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	4,888,246
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	3,511,818
4,000,000		Barrick N.A. Finance LLC, Sr. Unsecd. Note, 4.40%, 5/30/2021	4,056,804
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	1,521,068
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	7,222,043
6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	6,922,200
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	3,834,690
5,500,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	5,804,524
3,430,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	2,962,518
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,149,357
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	7,806,521
2,410,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	2,865,690
7,205,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	7,300,416
7,800,000		Rio Tinto Finance USA Ltd., Company Guarantee, 9.00%, 5/1/2019	10,239,926
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,246,207
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	2,106,892

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$8,090,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	$8,768,169
		TOTAL	146,198,038
		Basic Industry - Paper—0.5%
7,200,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	9,110,858
3,550,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	3,291,216
3,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	3,274,604
190,000		Westvaco Corp., 7.65%, 3/15/2027	212,244
1,350,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,501,658
2,900,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	3,584,246
4,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	5,193,304
		TOTAL	26,168,130
		Capital Goods - Aerospace & Defense—0.2%
600,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	634,918
4,397,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	4,566,285
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	3,626,875
3,000,000		Textron Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	3,052,557
		TOTAL	11,880,635
		Capital Goods - Building Materials—0.5%
450,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	488,250
2,400,000		Masco Corp., Sr. Unsecd. Note, 6.625%, 4/15/2018	2,700,000
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	15,106,688
8,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	9,311,404
		TOTAL	27,606,342
		Capital Goods - Construction Machinery—0.1%
7,100,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	7,771,490
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	77,481
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 3/15/2022	490,097
		TOTAL	8,339,068
		Capital Goods - Diversified Manufacturing—0.8%
3,155,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	3,081,738
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,133,851
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,275,027
400,000		General Electric Co., Sr. Unsecd. Note, 5.25%, 12/6/2017	456,719
6,460,000		Harsco Corp., 5.75%, 5/15/2018	6,914,028
3,760,000		Hubbell, Inc., 5.95%, 6/1/2018	4,308,659
3,550,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	3,736,070
3,900,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	4,130,451
2,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,457,670
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,077,576
9,260,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	9,962,010
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	1,642,550
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,627,815
		TOTAL	43,804,164
		Capital Goods - Environmental—0.1%
6,270,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	7,160,666
900,000		Waste Management, Inc., 7.375%, 3/11/2019	1,102,559
		TOTAL	8,263,225
		Capital Goods - Packaging—0.2%
5,350,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	5,592,178

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Packaging—continued
$1,810,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	$1,964,397
3,520,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	3,928,605
		TOTAL	11,485,180
		Communications - Media & Cable—0.3%
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	5,905,540
2,000,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	1,885,584
5,800,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	6,319,309
3,080,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	2,968,624
		TOTAL	17,079,057
		Communications - Media Noncable—1.4%
11,850,000		Grupo Televisa S.A., 6.625%, 3/18/2025	13,854,333
5,370,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	5,436,529
10,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.75%, 2/15/2023	9,769,450
3,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	3,213,460
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	270,909
7,088,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	8,524,107
600,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	750,958
15,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	14,994,525
2,500,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	2,329,720
6,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	6,369,426
9,610,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	9,475,594
		TOTAL	74,989,011
		Communications - Telecom Wireless—0.7%
1,800,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	1,706,353
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,611,375
3,100,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,375,078
3,500,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	3,667,664
9,000,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	9,839,673
4,150,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	4,500,773
8,170,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	8,419,160
500,000		Vodafone Group PLC, 4.625%, 7/15/2018	557,533
2,600,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	2,939,568
		TOTAL	38,617,177
		Communications - Telecom Wirelines—1.6%
500,000		AT&T, Inc., 5.60%, 5/15/2018	573,906
800,000		BellSouth Corp., 5.20%, 9/15/2014	820,211
6,050,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	6,534,000
16,130,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	15,242,850
5,255,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	5,334,046
2,370,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,681,418
2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,172,500
5,240,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	5,769,036
4,500,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,654,120
5,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.57%, 4/27/2023	5,114,340
13,900,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	15,260,240
9,700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	11,280,605
1,470,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,744,553
9,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	11,060,352
		TOTAL	88,242,177

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—2.3%
$4,950,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	$6,139,911
11,090,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.65%, 4/10/2015	11,207,820
15,000,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	15,094,515
9,730,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.95%, 3/28/2014	9,738,699
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,585,374
5,050,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	4,903,116
8,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	8,388,953
2,680,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	2,775,199
5,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.375%, 8/6/2023	5,193,700
3,150,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	3,330,926
2,980,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	3,095,275
1,000,000	[1,2]	Hyundai Capital America, Company Guarantee, Series 144A, 3.75%, 4/6/2016	1,051,038
5,000,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	5,127,760
4,090,000	[1,2]	Hyundai Capital Services, Inc., Note, 6.00%, 5/5/2015	4,328,206
2,190,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	2,344,139
2,700,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	3,035,000
9,440,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	9,771,882
5,960,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	6,024,809
13,830,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	14,348,321
5,164,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	5,490,230
		TOTAL	124,974,873
		Consumer Cyclical - Entertainment—1.1%
15,225,000		Carnival Corp., Sr. Unsecd. Note, 3.95%, 10/15/2020	15,702,974
12,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	13,282,788
3,000,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,545,214
2,325,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	2,851,764
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,297,662
5,480,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	6,299,901
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	8,045,892
4,030,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	4,180,948
1,610,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	1,716,786
1,580,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	1,635,047
1,700,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,807,431
		TOTAL	61,366,407
		Consumer Cyclical - Lodging—0.4%
6,050,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	6,443,250
1,800,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	1,702,056
11,392,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	11,565,398
3,150,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	3,475,606
7,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	7,757
		TOTAL	23,194,067
		Consumer Cyclical - Retailers—0.3%
5,000,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	5,120,365
3,870,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	3,883,990
500,000		CVS Caremark Corp., 4.75%, 5/18/2020	558,312
526,607	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	573,407
2,560,000		CVS Caremark Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	2,631,414
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,736,741
		TOTAL	15,504,229

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—0.1%
$2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	$2,578,325
250,000		Stanford University, 3.625%, 5/1/2014	251,418
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	2,689,753
2,000,000		Yale University, Note, Series MTN, 2.90%, 10/15/2014	2,032,594
		TOTAL	7,552,090
		Consumer Non-Cyclical - Food/Beverage—1.3%
250,000		Anheuser-Busch Cos., Inc., Note, 5.00%, 3/1/2019	282,083
330,000		Archer-Daniels-Midland Co., 5.935%, 10/1/2032	386,887
4,870,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	4,895,300
5,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	5,047,005
4,480,000		ConAgra Foods, Inc., 6.625%, 8/15/2039	5,440,310
2,645,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	2,520,444
8,100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	8,230,191
10,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	9,466,942
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	607,142
4,995,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	6,272,891
5,000,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	5,088,310
10,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.60%, 3/1/2024	10,049,500
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	193,917
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	264,296
3,500,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	3,618,576
250,000		The Coca-Cola Co., 1.65%, 3/14/2018	251,801
1,510,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.80%, 9/1/2016	1,550,296
7,800,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	8,114,520
		TOTAL	72,280,411
		Consumer Non-Cyclical - Health Care—0.2%
2,140,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	2,475,317
2,000,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	1,988,542
4,200,000		Stryker Corp., Sr. Unsecd. Note, 1.30%, 4/1/2018	4,148,050
		TOTAL	8,611,909
		Consumer Non-Cyclical - Pharmaceuticals—0.4%
7,120,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,573,501
1,860,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	1,934,902
3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	3,957,631
6,960,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	7,658,088
2,000,000		GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,324,192
500,000		Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	574,643
		TOTAL	24,022,957
		Consumer Non-Cyclical - Products—0.2%
830,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	868,494
3,740,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	4,227,902
2,840,000		Koninklijke Philips NV, 5.75%, 3/11/2018	3,283,012
500,000		Procter & Gamble Co., 2.30%, 2/6/2022	482,357
		TOTAL	8,861,765
		Consumer Non-Cyclical - Supermarkets—0.1%
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	3,724,935
		Consumer Non-Cyclical - Tobacco—0.3%
1,939,000		Altria Group, Inc., 9.25%, 8/6/2019	2,583,916
8,700,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	8,719,775

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
$2,220,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	$2,516,723
2,260,000		Philip Morris International, Inc., 5.65%, 5/16/2018	2,616,612
		TOTAL	16,437,026
		Energy - Independent—0.7%
1,357,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	1,377,776
1,440,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,487,458
1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,724,298
1,730,000		Pemex Project Funding Master Trust, 5.75%, 12/15/2015	1,861,480
1,400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,517,041
14,260,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	15,614,700
14,700,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	15,343,125
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	849,466
		TOTAL	39,775,344
		Energy - Integrated—1.9%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,491,414
3,470,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	3,613,228
8,000,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	8,277,168
4,615,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	5,154,373
100,000		BP PLC, Deb., 8.75%, 3/1/2032	137,821
4,030,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	4,492,039
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,389,392
4,000,000		Conoco, Inc., 7.25%, 10/15/2031	5,380,964
13,260,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	14,472,163
2,000,000		Husky Energy, Inc., 5.90%, 6/15/2014	2,030,328
5,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	5,129,190
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	7,087,024
20,300,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 4.375%, 5/20/2023	18,615,770
8,230,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	7,998,671
4,835,000		Phillips 66, Sr. Unsecd. Note, 1.95%, 3/5/2015	4,906,002
3,830,000		Phillips 66, Sr. Unsecd. Note, 4.30%, 4/1/2022	4,049,363
900,000		Shell International Finance B.V., 4.30%, 9/22/2019	1,002,412
		TOTAL	101,227,322
		Energy - Oil Field Services—0.7%
4,515,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	4,808,118
6,130,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	6,284,758
1,750,000	[1,2]	Nabors Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.10%, 9/15/2023	1,812,801
2,085,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	2,270,486
4,600,000		Noble Holding International Ltd., Sr. Unsecd. Note, 3.05%, 3/1/2016	4,763,410
4,700,000		Schlumberger Investment SA, Sr. Unsecd. Note, 3.65%, 12/1/2023	4,816,287
250,000		Weatherford International Ltd., 5.125%, 9/15/2020	276,209
1,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,183,560
5,050,000		Weatherford International Ltd., 9.875%, 3/1/2039	7,549,361
2,910,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	3,103,384
		TOTAL	36,868,374
		Energy - Refining—0.3%
5,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	5,601,905
500,000		Sunoco, Inc., 5.75%, 1/15/2017	547,474
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	5,090,610
2,390,000		Valero Energy Corp., 9.375%, 3/15/2019	3,137,284

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Refining—continued
$900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	$902,784
		TOTAL	15,280,057
		Financial Institution - Banking—8.1%
500,000		American Express Centurion Bank, Series BKN1, 6.00%, 9/13/2017	577,268
8,595,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	9,159,081
8,990,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	9,061,884
7,750,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	7,855,105
6,840,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	7,118,162
5,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	5,566,975
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,283,162
3,690,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	4,321,067
1,350,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	1,521,330
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	12,470,700
13,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.30%, 1/11/2023	13,165,227
500,000		Bank of America Corp., Sub. Note, 5.49%, 3/15/2019	562,043
3,850,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	3,809,810
500,000		Barclays Bank PLC, 5.125%, 1/8/2020	566,983
2,500,000	[1,2]	Barclays Bank PLC, Jr. Sub. Note, Series 144A, 5.926%, 9/29/2049	2,665,625
1,870,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,939,022
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	19,459,429
2,800,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	2,812,902
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,042,195
7,852,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	7,971,138
9,300,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	10,113,164
17,260,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	18,424,325
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,130,240
2,595,000		Citigroup, Inc., Sr. Unsecd. Note, 4.75%, 5/19/2015	2,719,433
975,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	1,263,163
500,000		Citigroup, Inc., Sub. Note, 5.00%, 9/15/2014	511,792
2,850,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	3,222,162
300,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	331,856
2,410,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.75%, 10/15/2014	2,461,422
1,250,000		Credit Suisse FB USA,Inc., Company Guarantee, 5.125%, 8/15/2015	1,332,418
500,000		Credit Suisse Group AG, Sub., 5.40%, 1/14/2020	563,868
7,885,000		Credit Suisse, Zurich, Sr. Unsecd. Note, 5.50%, 5/1/2014	7,950,792
500,000		Deutsche Bank Trust Corp., Sub. Note, 7.50%, 11/15/2015	549,314
1,530,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	1,533,895
1,550,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,628,289
750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.00%, 10/1/2014	769,321
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	311,751
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	557,945
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	1,080,651
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	13,536,084
11,470,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	13,124,353
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	2,919,395
500,000		Goldman Sachs Group, Inc., Sub. Note, 5.625%, 1/15/2017	554,556
7,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	7,269,171
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	5,261,635
16,000,000		HSBC USA, Inc., Floating Rate Note—Sr. Note, 2.625%, 9/24/2018	16,457,664

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$4,085,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	$4,078,885
3,500,000		JPMorgan Chase & Co., 3.25%, 9/23/2022	3,451,133
7,270,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	8,414,116
25,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	27,485,200
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	3,824,672
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,293,260
500,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, Series C, 6.40%, 8/28/2017	578,894
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,122,179
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, Series MTN, 5.45%, 7/15/2014	660,113
5,020,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	5,233,054
17,200,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	18,192,853
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	1,710,335
500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/28/2021	570,614
4,730,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	5,843,986
1,855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	1,967,426
6,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.25%, 8/28/2017	7,386,925
6,300,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	6,285,453
500,000		Morgan Stanley, Sub. Note, 4.75%, 4/1/2014	501,558
5,000,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	5,207,030
12,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	13,991,185
5,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 3.70%, 11/13/2014	5,115,845
2,000,000		PNC Bank, N.A., Sub. Note, Series BKNT, 6.00%, 12/7/2017	2,313,848
5,200,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	5,481,715
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,428,862
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.893%, 3/29/2049	445,000
13,600,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	13,570,842
669,307	[1,2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	408,532
8,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	9,206,258
750,000		State Street Bank and Trust Co., Sub. Note, Series BKNT, 5.30%, 1/15/2016	812,562
1,500,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	1,514,522
500,000		SunTrust Banks, Inc., Sub. Note, 6.00%, 2/15/2026	553,822
2,180,000		U.S. Bank, N.A., Sub. Note, Series BKNT, 4.95%, 10/30/2014	2,247,900
9,125,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	9,401,597
2,950,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	3,177,587
2,300,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.875%, 2/1/2015	2,393,191
500,000		Wachovia Corp., Sr. Note, 5.75%, 6/15/2017	572,015
6,990,000		Wachovia Corp., Sr. Unsecd. Note, 5.75%, 2/1/2018	8,085,354
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,409,801
6,150,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	6,398,232
5,400,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	6,073,229
8,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	10,594,668
		TOTAL	442,512,020
		Financial Institution - Brokerage—1.8%
5,180,000		BlackRock, Inc., Sr. Unsecd. Note, 6.25%, 9/15/2017	6,041,631
10,830,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	11,758,759
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,360,875
2,150,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,145,765
553,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	643,619
2,645,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,536,772

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Brokerage—continued
$6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	$7,466,633
2,300,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	2,808,003
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	4,369,279
4,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	4,277,780
2,470,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	2,599,766
4,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	4,650,000
9,040,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	11,209,600
2,550,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.50%, 5/21/2019	2,824,806
440,000		Nuveen Investments, Inc., Sr. Unsecd. Note, 5.50%, 9/15/2015	447,700
9,260,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	10,135,413
7,560,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	9,612,933
4,335,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	4,455,487
		TOTAL	97,344,821
		Financial Institution - Finance Noncaptive—2.1%
2,995,000		American Express Co., 2.65%, 12/2/2022	2,856,988
1,580,000		American Express Co., Sr. Unsecd. Note, 2.75%, 9/15/2015	1,633,147
9,668,000		American Express Co., Sr. Unsecd. Note, 7.25%, 5/20/2014	9,806,639
3,820,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	3,906,401
3,600,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	3,599,305
1,235,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	1,558,090
3,140,000		Discover Financial Services, 5.20%, 4/27/2022	3,388,296
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	3,928,524
8,260,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	8,761,043
14,210,000		General Electric Capital Corp., 5.625%, 5/1/2018	16,422,810
500,000		General Electric Capital Corp., Note, Series MTNA, 6.75%, 3/15/2032	641,548
1,750,000		General Electric Capital Corp., Series MTN, 5.625%, 9/15/2017	2,006,830
350,000		General Electric Capital Corp., Series NOT2, 5.50%, 3/15/2023	391,384
650,000		General Electric Capital Corp., Sr. Note, Series MTNA, 6.90%, 9/15/2015	708,246
8,880,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	9,351,723
8,800,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	9,737,842
500,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.50%, 1/8/2020	581,482
3,200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	4,230,922
770,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.10%, 1/9/2023	754,787
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.375%, 10/20/2016	2,229,086
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	215,023
1,900,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	2,148,858
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,694,250
1,000,000		HSBC Finance Corp., Note, 5.50%, 1/19/2016	1,083,710
9,709,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	11,432,474
1,000,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 5.46%, 12/21/2065	935,000
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,116,500
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	8,412,586
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	885,699
		TOTAL	115,419,193
		Financial Institution - Insurance - Health—0.2%
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	5,565,408
2,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	3,268,310
		TOTAL	8,833,718

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—3.0%
$730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	$810,033
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,653,000
10,000,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,050,810
3,600,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	4,665,229
5,000,000		American International Group, Inc., Sr. Unsecd. Note, 3.375%, 8/15/2020	5,146,055
2,600,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,675,969
9,600,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	11,525,942
9,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	10,072,044
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,209,132
500,000		ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015	551,441
7,780,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	10,305,831
3,900,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	4,109,223
8,000,000		Lincoln National Corp., Sr. Unsecd. Note, 4.85%, 6/24/2021	8,809,568
2,650,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	2,899,405
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	24,969,236
12,400,000	[1,2]	MetLife Institutional Funding II, Company Guarantee, Series 144A, 1.625%, 4/2/2015	12,544,497
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,672,643
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	3,322,000
300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	334,251
500,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	604,655
2,310,000	[1,2]	Metropolitan Life Global Funding I, Sr. Secd. Note, Series 144A, 5.125%, 6/10/2014	2,340,004
11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	13,761,778
3,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,507,234
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,726,654
5,233,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	4,988,415
2,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	2,139,004
500,000		Prudential Financial, Inc., 6.20%, 1/15/2015	524,700
1,050,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,317,934
430,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	535,552
4,325,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	4,592,614
250,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	286,635
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	2,468,717
300,000		SunAmerica, Inc., Deb., 8.125%, 4/28/2023	378,897
		TOTAL	162,499,102
		Financial Institution - Insurance - P&C—1.4%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	9,825,517
490,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	553,436
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	1,047,500
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,616,499
5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	6,340,084
3,700,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	4,286,080
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	8,892,494
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,691,614
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,210,012
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	896,850
3,615,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	3,868,256
5,350,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	5,708,231
5,000,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	4,996,035
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	1,752,431

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$75,000		Loews Corp., 5.25%, 3/15/2016	$81,420
6,600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	9,915,055
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,599,590
7,740,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	8,339,850
		TOTAL	76,620,954
		Financial Institution - REITs—1.3%
2,950,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	3,316,706
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	2,908,899
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	3,113,856
2,260,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	2,547,040
4,410,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	4,406,375
4,000,000		Boston Properties LP, Sr. Unsecd. Note, 3.85%, 2/1/2023	4,026,492
5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	6,134,677
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	975,931
300,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	324,942
3,400,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	3,633,475
5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	6,165,661
4,100,000		Healthcare Trust of America, 3.70%, 4/15/2023	3,928,067
5,000,000		Liberty Property LP, Sr. Unsecd. Note, 4.125%, 6/15/2022	5,073,495
3,910,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	3,708,987
5,000,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	4,970,850
4,000,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	4,098,128
2,309,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	2,767,835
2,590,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,597,234
4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	4,854,200
2,100,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	2,236,250
		TOTAL	71,789,100
		Municipal Services—0.0%
790,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	798,429
1,540,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,556,601
		TOTAL	2,355,030
		Sovereign—0.3%
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,859,400
2,160,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,267,719
1,875,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,922,177
3,700,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	4,977,177
		TOTAL	14,026,473
		Technology—1.5%
3,650,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	3,741,363
3,035,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	2,894,264
4,750,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	4,711,264
2,110,000		BMC Software, Inc., 7.25%, 6/1/2018	2,194,400
250,000		Cisco Systems, Inc., Sr. Note, 2.90%, 11/17/2014	254,583
3,010,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	3,303,358
250,000		Corning, Inc., 4.25%, 8/15/2020	275,185
5,750,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	5,472,988
14,820,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	17,205,101
8,440,000		Hewlett-Packard Co., 6.125%, 3/1/2014	8,440,000
3,320,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.125%, 9/13/2015	3,386,612

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,830,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	$1,930,138
3,590,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.75%, 6/2/2014	3,627,250
400,000		IBM Corp., 1.875%, 5/15/2019	398,226
4,850,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	4,935,685
6,060,000		KLA-Tencor Corp., 6.90%, 5/1/2018	7,154,545
3,000,000		Oracle Corp., 5.00%, 7/8/2019	3,428,391
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	581,042
2,100,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	2,079,025
1,750,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,765,685
4,730,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,136,023
		TOTAL	82,915,128
		Transportation - Airlines—0.5%
240,064		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	262,270
23,655,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	25,969,381
		TOTAL	26,231,651
		Transportation - Railroads—0.7%
1,898,000		Burlington Northern Santa Fe Corp., 3.05%, 9/1/2022	1,838,492
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	3,870,807
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	11,369,372
1,180,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,204,452
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,334,358
5,925,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	5,558,699
8,000,000		Norfolk Southern Corp., 3.00%, 4/1/2022	7,853,456
3,830,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	3,881,100
		TOTAL	37,910,736
		Transportation - Services—0.5%
7,702,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	8,922,351
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	3,032,292
1,800,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	1,856,578
6,325,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	6,877,299
4,945,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	5,253,093
3,565,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	3,653,804
		TOTAL	29,595,417
		Utility - Electric—2.2%
2,125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	2,040,419
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	4,334,755
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	915,458
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	9,341,398
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,451,394
410,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 06-C, 5.50%, 9/15/2016	456,743
2,950,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	3,776,814
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,585,356
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	512,643
11,100,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	11,213,775
5,885,000	[1,2]	Electricite de France SA, Note, Series 144A, 5.60%, 1/27/2040	6,439,761
2,840,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,887,465
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	286,460
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	595,590
150,000		Exelon Corp., Sr. Unsecd. Note, 4.90%, 6/15/2015	157,611

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$9,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	$9,304,236
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,526,476
2,950,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	2,976,385
750,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	828,829
1,007,035	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	1,090,765
1,750,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	1,778,476
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	3,821,530
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,555,276
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,220,631
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	8,596,145
2,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	1,948,356
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	976,727
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	329,425
2,412,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	2,492,035
5,900,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,472,064
3,360,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	3,391,964
435,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	485,323
500,000		Public Service Co., CO, 1st Mtg. Bond, Series 20, 5.125%, 6/1/2019	571,579
500,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	602,867
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,750,745
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,568,307
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	7,720,806
		TOTAL	119,004,589
		Utility - Natural Gas Distributor—0.7%
14,875,000		Atmos Energy Corp., 4.95%, 10/15/2014	15,271,523
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,660,947
1,110,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,234,771
3,815,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	3,735,182
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	6,080,122
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,381,242
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	4,010,079
3,000,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,004,182
		TOTAL	36,378,048
		Utility - Natural Gas Pipelines—1.1%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	687,860
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	4,218,240
15,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	15,609,195
7,785,000		Enterprise Products Operating LLC, Company Guarantee, 3.70%, 6/1/2015	8,079,795
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	8,249,098
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	445,019
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,751,686
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	6,561,292
3,340,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	3,982,142
3,850,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	3,561,439
5,760,000		Williams Partners LP, 5.25%, 3/15/2020	6,424,341
1,330,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	1,394,151
		TOTAL	60,964,258
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,323,552,885)	2,482,316,542

Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
$14,643		FNMA ARM 681769, 2.125%, 1/01/2033	$15,350
		Government National Mortgage Association—0.0%
937		GNMA2 ARM 8717, 1.625%, 10/20/2025	961
2,301		GNMA2 ARM 80201, 30 Year, 2.000%, 5/20/2028	2,410
		TOTAL	3,371
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $18,450)	18,721
		ASSET-BACKED SECURITIES—0.1%
		Auto Receivables—0.0%
2,000,000		Santander Drive Auto Receivables Trust 2013-3, Class C, 1.81%, 4/15/2019	2,008,376
		Financial Institution - Finance Noncaptive—0.0%
172,110		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	135,923
		Student Loans—0.1%
6,000,000	[1,2]	SLMA 2013-B A2B, Class A2B, 1.255%, 6/17/2030	5,998,029
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,172,235)	8,142,328
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.3%
		Agency Commercial Mortgage-Backed Securities—0.1%
8,200,000	[1,2]	FREMF Mortgage Trust 2013-K25, Series 2013-K25, Class B, 3.617%, 11/25/2045	7,793,971
		Commercial Mortgage—3.2%
7,700,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class AM, 5.842%, 2/10/2051	8,570,337
10,800,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	10,445,778
7,514,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	7,647,174
11,270,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	11,635,159
3,700,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	3,944,555
7,200,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 3.970%, 6/10/2046	7,070,513
3,400,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 1/10/2046	3,257,673
6,500,000		Commercial Mortgage Trust 2013-LC6, Class B, 3.739%, 1/10/2046	6,263,141
7,500,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	7,766,750
13,100,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class B, 4.927%, 11/15/2045	13,625,660
8,000,000	[1,2]	JPMorgan Chase Commercial Mortgage Securities 2011-C3A, Class B, 5.013%, 2/15/2046	8,634,242
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.263%, 2/12/2051	7,809,552
16,800,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.099%, 12/12/2049	19,046,330
6,800,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	6,957,075
4,200,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.469%, 4/10/2046	4,083,839
13,400,000	[1,2]	UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class AS, 5.154%, 1/10/2045	14,810,429
8,000,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A4, 4.218%, 7/15/2046	8,409,984
19,500,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class AS, 3.835%, 4/15/2045	19,752,320
3,575,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	3,740,918
		TOTAL	173,471,429
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $177,542,600)	181,265,400
		GOVERNMENT AGENCIES—1.1%
250,000		Federal Farm Credit System, 0.60%, 11/21/2016	249,676
100,000		Federal Farm Credit System, 0.98%, 8/15/2017	99,864
1,000,000		Federal Farm Credit System, Bond, 5.30%, 10/25/2017	1,149,117
2,000,000		Federal Farm Credit System, Bond, 5.30%, 4/6/2020	2,366,616
4,500,000		Federal Home Loan Bank System, Bond, 1.375%, 12/11/2015	4,583,221
2,500,000		Federal Home Loan Bank System, Bond, 2.25%, 9/8/2017	2,604,405
500,000		Federal Home Loan Bank System, Bond, Series 4U-9016, 1.10%, 12/22/2016	505,645

Principal Amount or Shares			Value
		GOVERNMENT AGENCIES—continued
$45,000,000		Federal Home Loan Mortgage Corp., Note, 1.75%, 9/10/2015	$46,025,487
250,000		Federal National Mortgage Association, 0.45%, 12/24/2015	250,038
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $56,067,852)	57,834,069
		U.S. TREASURY—10.9%
		U.S. Treasury Bonds—2.8%
130,000,000		United States Treasury Bond, 2.750%, 8/15/2042	110,240,078
3,400,000		United States Treasury Bond, 2.875%, 5/15/2043	2,946,994
2,900,000	[4]	United States Treasury Bond, 3.000%, 5/15/2042	2,597,139
2,500,000		United States Treasury Bond, 3.500%, 2/15/2039	2,498,703
1,200,000		United States Treasury Bond, 4.250%, 5/15/2039	1,354,273
7,700,000		United States Treasury Bond, 4.500%, 2/15/2036	9,024,259
15,000,000	[4]	United States Treasury Bond, 5.250%, 11/15/2028	18,806,937
5,562,150		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	6,211,010
		TOTAL	153,679,393
		U.S. Treasury Notes—8.1%
250,000		U.S. Treasury Note, STRIP, 0.000%, 11/15/2022	200,475
300,000		U.S. Treasury Note, STRIP, 0.000%, 11/15/2026	201,684
250,000		U.S. Treasury Note, STRIP, 0.000%, 11/15/2041	88,339
100,000,000		United States Treasury Note, 0.625%, 9/30/2017	98,775,000
27,000,000	[4]	United States Treasury Note, 0.625%, 11/30/2017	26,578,967
31,000,000		United States Treasury Note, 1.250%, 11/30/2018	30,734,563
21,500,000	[4]	United States Treasury Note, 1.250%, 10/31/2019	20,921,338
2,000,000	[4]	United States Treasury Note, 1.500%, 3/31/2019	1,994,890
16,500,000	[4]	United States Treasury Note, 1.625%, 8/15/2022	15,458,264
2,000,000		United States Treasury Note, 1.750%, 5/15/2023	1,863,931
75,000,000		United States Treasury Note, 1.875%, 9/30/2017	77,366,603
500,000		United States Treasury Note, 2.000%, 2/15/2022	487,472
5,000,000		United States Treasury Note, 2.500%, 8/15/2023	4,959,650
1,000,000		United States Treasury Note, 5.125%, 5/15/2016	1,103,569
89,743,850	[5]	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	92,786,723
54,934,000		U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2024	55,679,042
10,914,700		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2019	12,323,464
		TOTAL	441,523,974
		TOTAL U.S. TREASURY (IDENTIFIED COST $602,882,553)	595,203,367
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
25,132		Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	27,648
27,844		Federal Home Loan Mortgage Corp., Pool A69436, 6.00%, 12/1/2037	30,846
62,360		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	66,039
17,655		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	18,648
39,964		Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	44,274
3,382		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	3,510
		TOTAL	190,965
		Federal National Mortgage Association—0.0%
17,025		Federal National Mortgage Association, Pool 252717, 7.50%, 9/1/2029	20,131
51,055		Federal National Mortgage Association, Pool 253299, 7.00%, 4/1/2020	56,668
6,657		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	6,745
104,321		Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	115,132
119,048		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	125,665

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$76,498	Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	$84,522
	TOTAL	408,863
	Government National Mortgage Association—0.1%
9,157	Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	10,666
6,310	Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	7,242
6,084	Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	7,133
13,255	Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	15,217
15,349	Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	16,965
16,760	Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	19,249
416	Government National Mortgage Association, Pool 271741, 9.00%, 3/15/2020	478
5,946	Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	6,990
1,365	Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	1,575
16,565	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	19,080
10,480	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	12,079
10,974	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	12,616
92,582	Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	102,882
67,336	Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	74,837
20,716	Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	23,026
101,792	Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	113,152
117,021	Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	130,089
147,807	Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	162,484
63,981	Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	70,341
56,102	Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	62,429
157,323	Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	173,430
12,301	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	14,481
745	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	860
507	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	600
2,622	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,107
127	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	154
131,755	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	151,609
3,220	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	3,772
2,167	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	2,483
22,230	Government National Mortgage Association, Pool 510534, 7.50%, 10/15/2029	26,504
74,210	Government National Mortgage Association, Pool 510559, 7.00%, 10/15/2029	87,414
632	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	732
131,925	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	143,325
93,825	Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	105,856
1,474,356	Government National Mortgage Association, Pool 644568, 5.50%, 8/15/2035	1,656,922
69,144	Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	76,561
40,313	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	46,946
55,820	Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	62,051
	TOTAL	3,425,337
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,597,557)	4,025,165
	MUNICIPAL BONDS—0.5%
	Municipal Services—0.5%
9,840,000	Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72% Bonds, 12/1/2038	11,126,875
7,100,000	Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298% Bonds, 7/1/2016	7,160,350

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Municipal Services—continued
$10,000,000		Illinois State Sales Tax, Build Illinois Sales Tax Revenue Bonds ( Taxable Series of May 2013), 3.35% Bonds, 6/15/2028	$9,204,500
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $27,151,063)	27,491,725
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.3%
		Commercial Mortgage—0.0%
500,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 8/15/2039	529,753
		Federal Home Loan Mortgage Corporation—0.1%
2,000,000		Federal Home Loan Mortgage Corp. REMIC 2780 TG, 5.00%, 4/15/2034	2,188,301
738,135		Federal Home Loan Mortgage Corp. REMIC 2922 QE, 5.00%, 5/15/2034	787,625
400,000		Federal Home Loan Mortgage Corp. REMIC 3051 MY, 5.50%, 10/15/2025	439,996
2,000,000		Federal Home Loan Mortgage Corp. REMIC 3113 QE, 5.00%, 2/15/2036	2,198,368
		TOTAL	5,614,290
		Federal National Mortgage Association—0.1%
5,645		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	6,148
2,818		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	3,185
373,672		Federal National Mortgage Association REMIC 2003-112 AN, 4.00%, 11/25/2018	392,721
2,000,000		Federal National Mortgage Association REMIC 2004-96 QD, 5.50%, 12/25/2034	2,291,449
		TOTAL	2,693,503
		Government National Mortgage Association—0.1%
223,212		Government National Mortgage Association REMIC 2003-1 PE, 5.50%, 7/16/2032	232,524
3,800,000		Government National Mortgage Association REMIC 2004-11 QG, 5.00%, 2/16/2034	4,178,796
1,313,932		Government National Mortgage Association REMIC 2004-27 PC, 5.50%, 3/20/2034	1,426,575
48,060		Government National Mortgage Association REMIC 2004-86 TA, 4.00%, 7/20/2034	49,214
		TOTAL	5,887,109
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $12,774,874)	14,724,655
		PREFERRED STOCK—0.0%
		Financial Institution - Finance Noncaptive—0.0%
26	[1,2]	Ally Financial, Inc., Pfd., Series G, 7.00% (IDENTIFIED COST $7,913)	25,762
		PURCHASED CALL Options—0.0%
28,345,000	[6]	Barclays AUD CALL/NZD PUT, Strike Price: $1.0957; Expiration Date: 7/18/2014	215,072
197,820,000	[6]	BNP MXN CALL/JPY PUT, Strike Price: $7.62; Expiration Date: 3/5/2014	130,515
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $535,957)	345,587
		INVESTMENT COMPANIES—37.6%[7]
3,033,946		Emerging Markets Fixed Income Core Fund	103,193,496
3,997,353		Federated Bank Loan Core Fund	40,932,893
110,319,358		Federated Mortgage Core Portfolio	1,085,542,485
29,431,564	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	29,431,564
25,705,823		Federated Project and Trade Finance Core Fund	248,061,191
81,643,204		High Yield Bond Portfolio	548,642,334
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,951,515,793)	2,055,803,963

Principal Amount or Shares		Value
	Repurchase Agreement—1.3%
$69,219,000	Interest in $4,000,000,000 joint repurchase agreement 0.07%, dated 2/28/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,000,023,333 on 3/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $4,080,110,316 (purchased with proceeds from securities lending collateral). (AT COST)	$69,219,000
	TOTAL INVESTMENTS—100.6% (IDENTIFIED COST $5,233,038,732)[9]	5,496,416,284
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[10]	(33,366,864)
	TOTAL NET ASSETS—100%	$5,462,049,420
At February 28, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
6U.S. Treasury Note 2-Year Long Futures	12,850	$2,825,393,673	June 2014	$572,853
6U.S. Treasury Note 10-Year Short Futures	8,300	$1,033,609,375	June 2014	$(3,974,635)
6U.S. Treasury Long Bond Short Futures	1,100	$146,368,750	June 2014	$(1,635,331)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(5,037,113)
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,921,186,120 and $1,277,173,839, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2014, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/28/2014	19,815,000 Euro	$27,168,347	$181,845
3/7/2014	913,714,560 Japanese Yen	118,800,000 Mexican Peso	$21,657
3/7/2014	758,770,852 Japanese Yen	98,960,000 Mexican Peso	$(5,054)
Contracts Sold:
3/28/2014	19,815,000 Euro	$27,266,233	$(83,959)
4/1/2014	19,815,000 Euro	$27,164,185	$(185,929)
3/7/2014	455,698,980 Japanese Yen	59,400,000 Mexican Peso	$553
3/7/2014	455,140,620 Japanese Yen	59,400,000 Mexican Peso	$6,040
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(64,847)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $382,645 and $292,725, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
The average notional amount of purchased options held by the Fund throughout the period was $190,452. This is based on amounts held as of each month-end throughout the three-month fiscal period.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2014, these restricted securities amounted to $518,166,487, which represented 9.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2014, these liquid restricted securities amounted to $504,883,699, which represented 9.2% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at February 28, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$12,000,000	$13,282,788
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of February 28, 2014, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$67,363,783	$69,219,000
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Non-income-producing security.
7	Affiliated holdings.
8	7-day net yield.
9	At February 28, 2014, the cost of investments for federal tax purposes was $5,233,272,449. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; b) outstanding foreign currency commitments; and c) futures contracts was $263,143,835. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $299,671,061 and net unrealized depreciation from investments for those securities having an excess of cost over value of $36,527,226.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,481,908,010	$408,532	$2,482,316,542
Adjustable Rate Mortgages	—	18,721	—	18,721
Asset-Backed Securities	—	8,142,328	—	8,142,328
Commercial Mortgage-Backed Securities	—	181,265,400	—	181,265,400
Government Agencies	—	57,834,069	—	57,834,069
U.S. Treasury	—	595,203,367	—	595,203,367
Mortgage-Backed Securities	—	4,025,165	—	4,025,165
Municipal Bonds	—	27,491,725	—	27,491,725
Collateralized Mortgage Obligations	—	14,724,655	—	14,724,655
Equity Securities:
Preferred Stocks
Domestic	—	25,762	—	25,762
Purchased Call Options	215,072	130,515	—	345,587
Investment Companies[1]	1,807,742,772	248,061,191	—	2,055,803,963
Repurchase Agreement	—	69,219,000	—	69,219,000
TOTAL SECURITIES	$1,807,957,844	$3,688,049,908	$408,532	$5,496,416,284
OTHER FINANCIAL INSTRUMENTS[2]	$(5,037,113)	$(64,847)	$—	$(5,101,960)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FNMA	—Federal National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
STRIP	—Separated Trading of Registered Interest and Principal

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2014